CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Income and Comprehensive Income [Abstract]
Net income / (loss)	$ 5,969	$ 3,630	$ (2,001)
Comprehensive income / (loss)	$ 5,969	$ 3,630	$ (2,001)